Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 12,617	$ 11,141	$ 9,660
Cost of Goods and Services Sold	10,069	8,430	6,967
Operating margin	2,548	2,711	2,693
General and administrative expenses	(207)	(166)	(165)
Interest expense	(1,117)	(911)	(1,038)
Interest income	389	298	268
Gain (Loss) on Extinguishment of Debt	(15)	(78)	(186)
Other expense	68	60	53
Other income	102	410	75
Loss on disposal and sale of business interests	(9)	(1,683)	(95)
Goodwill impairment expense	(777)	0	0
Asset impairment expense	(763)	(1,575)	(864)
Foreign currency transaction gains (losses)	(77)	(10)	55
Other non-operating expense	(175)	0	(202)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES AND EQUITY IN EARNINGS OF AFFILIATES	(169)	(1,064)	488
Income tax benefit (expense)	(265)	133	(216)
Net equity in losses of affiliates	(71)	(24)	(123)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(505)	(955)	149
Gain from disposal of discontinued businesses, net of income tax expense of $0, $1, and $0, respectively	0	4	3
NET INCOME (LOSS)	(505)	(951)	152
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	(546)	(409)	46
Income (loss) from continuing operations, net of tax	(546)	(413)	43
AMOUNTS ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS:
Income (loss) from continuing operations, net of tax	(546)	(413)	43
Income from discontinued operations, net of tax	0	4	3
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	$ (546)	$ (409)	$ 46
BASIC EARNINGS PER SHARE:
Income (loss) from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ (0.82)	$ (0.62)	$ 0.06
Income from discontinued operations attributable to The AES Corporation common stockholders, net of tax	0	0.01	0.01
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	(0.82)	(0.61)	0.07
DILUTED EARNINGS PER SHARE:
Income (loss) from continuing operations attributable to The AES Corporation common stockholders, net of tax	(0.82)	(0.62)	0.06
Income from discontinued operations attributable to The AES Corporation common stockholders, net of tax	0	0.01	0.01
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ (0.82)	$ (0.61)	$ 0.07
Electricity, Generation [Member]
Revenues	$ 9,079	$ 8,273	$ 6,999
Cost of Goods and Services Sold	6,907	5,982	4,732
Electric Distribution [Member]
Revenues	3,538	2,868	2,661
Cost of Goods and Services Sold	$ 3,162	$ 2,448	$ 2,235